Accounts payable and accrued liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Trade accounts payable	$ 8,671	$ 11,397
Accrued payroll	2,417	2,555
Taxes payable	3,805	3,813
Deferred revenue	496	533
Accounts payable and accrued liabilities	15,550	19,435
Related Party
Short-Term Debt [Line Items]
Due to related parties (note 13)	$ 161	$ 1,137